Commitments and Contingencies (Details) MMBTU / yr in Millions, $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2015 USD ($) bcf	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) bcf / d MMBTU / yr item unit	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Commitments and Contingencies [Line Items]
Sale and Purchase Agreement Number of Unaffiliated Counterparties | item			6
Loss Contingency, Pending Claims, Number | unit			0
Bechtel EPC Contract - Train One And Two [Member]
Commitments and Contingencies [Line Items]
Long-term Purchase Commitment, Amount			$ 3,900.0
Bechtel EPC Contract - Train One And Two [Member] | Maximum [Member]
Commitments and Contingencies [Line Items]
Contract Termination Convenience Penalty			30.0
Bechtel EPC Contract - Train Three And Four [Member]
Commitments and Contingencies [Line Items]
Long-term Purchase Commitment, Amount			3,800.0
Bechtel EPC Contract - Train Three And Four [Member] | Maximum [Member]
Commitments and Contingencies [Line Items]
Contract Termination Convenience Penalty			$ 30.0
Fixed Price Contract Trains 1 Through 4 [Member]
Commitments and Contingencies [Line Items]
Sale and Purchase Agreement Number of Unaffiliated Counterparties | unit			4
Contract Volumes | MMBTU / yr			834.0
Fixed Price Contract Train 5 [Member]
Commitments and Contingencies [Line Items]
Sale and Purchase Agreement Number of Unaffiliated Counterparties | unit			2
Contract Volumes | MMBTU / yr			196.0
LNG Terminal Capacity Agreements [Member]
Commitments and Contingencies [Line Items]
Terminal Use Agreement Maintenance Expense Including Affiliate			$ 26.7	$ 26.6	$ 10.1
LNG Terminal Capacity Agreements [Member] | SPLNG [Member]
Commitments and Contingencies [Line Items]
Regasification Capacity	2.0		2.0
Related Party Transaction, Committed Annual Fee	$ 250.0		$ 250.0
Related Party Agreement Term	20 years		20 years
Portion of Storage Capacity Reserved	41.00%		41.00%
Terminal Use Agreement Maintenance Expense Including Affiliate	$ 17.0	$ 25.0
LNG Terminal Capacity Agreements [Member] | SPLNG [Member] | Maximum [Member]
Commitments and Contingencies [Line Items]
Related Party Transaction, Percentage Of Committed Monthly Payment	100.00%		100.00%
LNG Terminal Capacity Agreements [Member] | SPLNG [Member] | Minimum [Member]
Commitments and Contingencies [Line Items]
Related Party Transaction, Percentage Of Committed Monthly Payment	0.00%		0.00%